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              STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES I.5)
                              SEPARATE ACCOUNT VL I
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-93319


       SUPPLEMENT DATED JUNE 15, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 3, 2004


The Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to any Policy issued on or after August 2, 2004.

The Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Small Company HLS Funds will remain open to certain owners of other investment products offered by Hartford and to certain qualified retirement plans.

        THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

HV-4304